Related Party Transactions (Details) - CIK 0001853314 Gesher I Acquisition Corp					1 Months Ended				3 Months Ended		12 Months Ended
	May 10, 2022 USD ($) $ / shares	May 03, 2022 USD ($) $ / shares	Mar. 15, 2022 USD ($) $ / shares	Feb. 23, 2021 USD ($) $ / shares shares	Aug. 29, 2022 USD ($) $ / shares	Mar. 18, 2022 USD ($)	Oct. 20, 2021 shares	Sep. 20, 2021 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($)	Jun. 06, 2022 USD ($) $ / shares	Oct. 18, 2021 USD ($)	Mar. 01, 2021 USD ($)
Related Party Transactions (Details) [Line Items]
Sponsor amount				$ 25,000
Price per share (in Dollars per share) | $ / shares				$ 0.009
Shares issued (in Shares) | shares									10,300,000		10,300,000
Sponsor founder shares (in Shares) | shares							375,000
Aggregate fair value amount									$ 339,500		$ 339,500
Number of investors | item									1		1
Original issuance price									$ 339,065		$ 339,065
Founder shares subject to forfeiture (in Shares) | shares							375,000
Promissory note extension agreement description									On August 9, 2021, the Company entered into a Promissory Note Extension Agreement with the Sponsor to extend the maturity date of the promissory note from July 31, 2021 to November 30, 2021.		On August 9, 2021, the Company entered into a Promissory Note Extension Agreement with the Sponsor to extend the maturity date of the promissory note from July 31, 2021 to November 30, 2021.
Promissory note paid amount											$ 175,827		$ 250,000
Loan convertible into warrants									$ 1,500,000		$ 1,500,000
Business Combination entity at price per share (in Dollars per share) | $ / shares									$ 1.00		$ 1.00
Promissory note amount		$ 250,000	$ 450,000		$ 250,000	$ 64,945			$ 53,609		$ 53,609
Additional promissory note	$ 11,336
Working capital loans									1,420,945		1,264,945	$ 0
Services fee									10,000		10,000
Incurred fees									30,000	$ 25,000	115,000	0
Administrative service fees									145,000		115,000	$ 0
Due to related party									37,436		191,768
Consulting service amount											35,000
Due diligence amount									14,936		$ 69,268
Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares) | shares				2,875,000
Price per share (in Dollars per share) | $ / shares				$ 0.0001
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 1.00											$ 1.00
Over-Allotment Option
Related Party Transactions (Details) [Line Items]
Purchase of public units (in Shares) | shares							1,500,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Promissory note amount									$ 156,000
Business combination entity price per warrant (in Dollars per share) | $ / shares	$ 1.00		$ 1.00		$ 1.00				$ 1.00
EarlyBirdCapital, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares) | shares				200,000
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate amount															$ 150,000
Principal amount								$ 201,000
Promissory note paid amount														$ 182,127
Sponsor
Related Party Transactions (Details) [Line Items]
Founder shares (in Shares) | shares				375,000
Sponsor founder shares (in Shares) | shares									50,000		50,000
Due to related party									$ 145,000		$ 115,000
Research amount									$ 22,500		$ 87,500